Property and Equipment (Details) - Schedule of property and equipment - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 694,802	$ 689,658	$ 686,789
Less: accumulated depreciation	(268,822)	(202,322)	(66,714)
Property and equipment, net	$ 425,980	487,336	620,075
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Property and equipment, gross	$ 25,792	$ 25,872	25,815
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years	5 years
Property and equipment, gross	$ 79,433	$ 72,382	72,382
Yacht [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Property and equipment, gross	$ 589,577	$ 591,404	$ 588,592
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		3 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		5 years